INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

12.INCOME TAX

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, no Cayman Islands withholding tax will be imposed upon payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

Under the PRC Enterprise Income Tax Law (the “EIT Law”), domestic enterprises and foreign investment enterprises are subject to a uniform enterprise income tax rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years and could be re-applied when the prior certificate expires. Huapin is qualified as a HNTE and enjoys a preferential income tax rate of 15% for the years presented.

According to relevant laws and regulations promulgated by the State Taxation Administration of the PRC effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses incurred as tax deductible expenses when determining their assessable profits for the year, which is subject to the approval from the relevant tax authorities.

Pursuant to the announcement issued by the State Taxation Administration of the PRC and other government authorities in September 2022, enterprises engaging in research and development activities are entitled to claim 200% of qualified research and development expenses for the period from October 1, 2022 to December 31, 2022 as tax deductible expenses. Additionally, HNTEs are entitled to claim 200% of the purchase of equipment and appliances made during the period from October 1, 2022 to December 31, 2022 as tax deductible items when determining the assessable profit for the year ended December 31, 2022.

Components of (loss)/income before income tax are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
(Loss)/Income from PRC entities	(311,483)	610,813	125,529
Loss from overseas entities	(630,412)	(1,622,360)	(8,533)
Total	(941,895)	(1,011,547)	116,996

Components of income tax expenses are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expenses	—	59,527	427
Deferred income tax expenses	—	—	9,324
Total	—	59,527	9,751

12.INCOME TAX (CONTINUED)

The following table sets forth a reconciliation between the PRC statutory income tax rate of 25% and the Group’s effective tax rate:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(15.82)%	(37.89)%	(21.95)%
Effect of preferential tax rates	(3.36)%	5.15%	(10.43)%
Effect of permanent difference*	2.22%	1.24%	(11.00)%
Changes in valuation allowance	(7.89)%	(8.38)%	16.63%
Others	(0.15)%	9.00%	10.08%
Effective tax rate	—	(5.88)%	8.33%
*

The effect of permanent difference for the year ended December 31, 2022 was primarily related to additional tax deductions for qualified research and development expenses and newly purchased equipment, partially offset by non-deductible share-based compensation expenses.

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Deductible advertising expenses	262,801	272,810
Net operating loss carry-forwards	70,985	94,704
Others	1,062	58
Total deferred tax assets	334,848	367,572
Less: valuation allowance	(334,848)	(354,306)
Total deferred tax assets, net of valuation allowance	—	13,266
Deferred tax liabilities
Accelerated tax depreciation	—	(22,693)
Identifiable intangible assets arising from business acquisition	—	(1,977)
Total deferred tax liabilities	—	(24,670)
Deferred tax liabilities, net of deferred tax assets	—	(11,404)

As of December 31, 2022, the Group had accumulated tax losses of approximately RMB407.8 million, mainly derived from certain entities incorporated in the PRC and overseas. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period is extended to 10 years for entities qualified as HNTEs. The tax losses in Hong Kong can be carried forward with no expiration date. Under the U.S. tax law, majority of the Group’s federal tax losses arose in tax years beginning after December 31, 2017 and can be carried forward indefinitely; and California state tax losses can be carried forward for up to 20 years.

Valuation allowance is provided against deferred tax assets based on a more-likely-than-not threshold. In making such determination, the Group evaluates a variety of factors including future reversals of existing taxable temporary differences and future profitability. Deferred tax assets that arose from deductible advertising expenses were provided for full valuation allowance, because there was no positive evidence to conclude that the benefit of such deferred tax assets would be more-likely-than-not to be realized based on the historical level of advertising expenditures. As of December 31, 2022, deferred tax assets of RMB13,266 that mainly arose from net operating loss carry-forwards of the VIE were expected to be utilized prior to expiration, while the remaining deferred tax assets mainly arising from net operating loss carry-forwards of other consolidated entities were provided for full valuation allowance because they were expected to continue to be loss-making in the foreseeable future.

12.INCOME TAX (CONTINUED)

Movements of valuation allowance are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	175,757	250,032	334,848
Change of valuation allowance	74,275	84,816	19,458
Balance at end of the year	250,032	334,848	354,306